Equity Instruments - Contingent Earnout Liabilities, Fair Value Assumptions (Details)	Dec. 31, 2021 $ / shares	Sep. 29, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Term (years)	4 years 9 months	5 years
Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, measurement input	7.81	8.44
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, measurement input	0.525	0.480
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, measurement input	0.012	0.010
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Business combination, measurement input	0	0